Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
401(k) SP
EBP, Description of Plan [Line Items]
Schedule of Non-Elective Contribution Rates	Based upon the participant's point total, a non-elective contribution of 3, 4 or 5 percent of eligible compensation will be made after the close of the Plan year.

Points	Amount of Annual Employer Non-elective Contribution
44 or less	3% of eligible compensation
45 to 64	4% of eligible compensation
65 or more	5% of eligible compensation